Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Effective tax rate	96.90%	(13.30%)	164.80%	2.20%
Change in fair value of earn-out obligation	$ 628		$ (6,867)